INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of net deferred tax assets (liability)
The Company’s net deferred tax assets (liability) at December 31, 2021 is as follows:

December 31, 2021

Deferred tax assets (liability)
Net operating loss carryforward	$40,116
Startup/Organization Expenses	361,022

Total deferred tax assets (liability)	401,138
Valuation Allowance	(401,138)

Deferred tax assets (liability), net of allowance	$—

Summary of income tax provision
The income tax provision for the period from January 5, 2021 (inception) through December 31, 2021 consists of the following:

December 31, 2021

Federal
Current	$—
Deferred	(401,138)
State and Local
Current	—
Deferred	—
Change in valuation allowance	401,138

Income tax provision	$—

Summary of company's effective tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of over-allotment liability	(0.5)%
Valuation allowance	(20.5)%

Income tax provision	0.0%